Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2023
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivable

	For the years ended December 31,
	2023	2022
Balance as of January 1	$2,072	$3,558
Provisions for doubtful accounts
Personal loans	51	1
Corporate loans	236	1
Write offs	—	(513)
Recoveries of amounts previously charged off	(336)	(975)
Balance as of December 31	2,023	2,072

Schedule of movement of the provision for account receivable, other receivables and prepayments, deposit for acquisition of a subsidiary

	For the years ended December 31,
	2023	2022
Balance as of January 1	$135	$132
Provisions for doubtful accounts	8	3
Write offs	—	—
Recoveries of amounts previously charged off	(135)	—
Changes due to foreign exchange	—	—
Balance as of December 31	8	135

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2023	2022	2021
Hong Kong	3,442	3,597	3,489
Australia	127	278	194

Total	$3,569	$3,875	$3,683

	For the year ended December 31,
	2023	2022	2021
Hong Kong	3,442	3,595	3,489
Australia	127	278	194

Total	$3,569	$3,873	$3,683